Interest in associates (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Principal Associates

	2022	2021
	RMB million	RMB million
Share of net assets	2,588	2,637

All the Group’s associates are unlisted without quoted market price. The particulars of the Group’s principal associates as at December 31, 2022 are as follows:

			Proportion of ownership interest held by
	Place of establishment / operation	Group’s effective interest	The Company	Subsidiaries	Proportion of voting rights held by the Group	Principal activity
Southern Airlines Group Finance Co., Ltd. (“Finance Company”)	PRC	48.59%	41.81%	6.78%	48.59%	Provision of financial services
Sichuan Airlines Co., Ltd. (“Sichuan Airlines”)	PRC	39%	39%	—	39%	Airline transportation
Southern Airlines Culture and Media Co., Ltd.(“SACM”)	PRC	40%	40%	—	40%	Advertising services
Shenyang Konggang Logistic Co., Ltd. (“Shenyang Konggang”)	PRC	45%	45%	—	45%	Ground services
Beijing Xingming Lake Jinyan Hotel Co., Ltd.	PRC	49%	—	49%	49%	Catering and accommodation services
Shangzhou Aviation Logistics Co., Ltd.	PRC	37.90%	—	37.90%	37.90%	Airline transportation
Beijing Airport Inflight Kitchen Co., Ltd.	PRC	30%	30%	—	30%	Air catering services
Xinjiang Civil Aviation Property Management Limited	PRC	42.80%	42.80%	—	42.80%	Property management

Summarized Financial Information
The Group has interest in a number of individually immaterial joint ventures that are accounted for using the equity method. The aggregate financial information of these joint ventures is summarized as follows:

	2022	2021	2020
	RMB million	RMB million	RMB million
Aggregate carrying amount of individually immaterial joint ventures	3,618	3,341	3,225
Aggregate amounts of the Group’s share of:
Profit from continuing operations and total comprehensive income	304	271	309

Aggregated individually immaterial associates [member]
Statement [LineItems]
Summarized Financial Information
The Group has interest in a number of individually immaterial associates that are accounted for using the equity method. The aggregate financial information of these associates is summarized as following:

	2022	2021	2020
	RMB million	RMB million	RMB million
Aggregate carrying amount of individually immaterial associates	2,588	2,637	2,449
Aggregate amounts of the Group’s share of:
(Loss)/profit from continuing operations	(13)	9	(776)
Other comprehensive income	—	1	(5)

Total comprehensive income	(13)	10	(781)